Income and expenses - Finance Income and Finance Costs (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income
Finance income of related parties (Note 24)				$ 16
Other finance income		$ 2,274	$ 253	161
Finance income		2,274	253	177
Finance costs
Interest on debt instruments		40,913	42,579	34,989
Interest on loans and credit facilities		9,482	12,584	8,404
Interest on note and bill discounting		125	88	363
Interest on leases		1,587	1,100	1,358
Trade receivables securitization expense (Note 10)		26	399	15,044
Other finance costs		8,882	92,439	6,810
Finance costs		$ 61,015	149,189	$ 66,968
Refinancing charge	$ 90,800		$ 90,800